CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts	$ 1,375,000	$ 2,440,000
Current liabilities	$ 208,775,000	$ 135,251,000	[1]
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	212,177	203,658
Ordinary shares, shares outstanding	212,177	203,658
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	96,168
Ordinary shares, shares outstanding	96,168
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	116,009
Ordinary shares, shares outstanding	116,009
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities	$ 107,389,000	$ 72,935,000
SINA and other related parties
Allowance for doubtful accounts	0	139,000
Third parties
Allowance for doubtful accounts	$ 1,375,000	$ 2,301,000

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).